Segment Information - Net Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 6,973	$ 6,897	$ 7,404
The Netherlands [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	1,751	1,667	1,905
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	134	169	200
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	58	58	61
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	990	1,039	1,003
Singapore [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	3,699	3,606	3,831
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	323	332	368
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 18	$ 26	$ 36